Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015
Restructuring Cost and Reserve [Line Items]
Severance charge	$ 800	$ 1,400
Restructuring charges	754	2,604
Employee retention related charges		600
Loss on sublet of Tamarac facility included in restructuring charges		500
Commission costs associated with sublease agreement included in restructuring charges		$ 100
Accounts Payable and Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities related to restructuring charges	300
Payments for restructuring charges	$ 1,800